DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value and Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Derivatives, Fair Value [Line Items]
Assets	$ 56	$ 48
Liabilities	(6,645)	(6,488)
Modco arrangement | Balance Sheet Location [Axis]: us-gaap:FundsHeldUnderReinsuranceAgreementsAsset
Derivatives, Fair Value [Line Items]
Assets	56	48
Liabilities	0	0
Indexed annuity product | Balance Sheet Location [Axis]: us-gaap:PolicyholderFunds
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	(6,625)	(6,414)
Funds withheld arrangement | Balance Sheet Location [Axis]: us-gaap:ReinsurancePayable
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	$ (20)	$ (74)